Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 02, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	0
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	500,000,000
Common stock, shares issued	119,849,589	118,854,249
Common stock, shares outstanding	119,849,589	118,854,249